Risk Management - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 122,510	¥ 112,593
Debt securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	12,084	13,307
Transfers from Level 2 to Level 1	9,825	9,716
Equity securities [member]
Disclosure of risk management [line items]
Transfers from Level 1 to Level 2	0	0
Transfers from Level 2 to Level 1	¥ 0	853
Claim ratios [member] | Short-term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if claim ratios are 100 basis points higher or lower than the current assumption
Claim ratios [member] | Short-term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 733	670
Claim ratios [member] | Short-term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 733
Lapse rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if lapse rates were to increase or decrease from the current best estimate by 10%
Lapse rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 707	1,336
Lapse rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 646	¥ 1,253
Credit risk [member]
Disclosure of risk management [line items]
Percentage of corporate bonds held by the group	99.90%	99.80%
Percentage of subordinate bonds held by the group	100.00%	100.00%
Percentage of deposits on bank	99.70%	99.70%
Mortality and morbidity rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if mortality rates and morbidity rates were to increase or decrease from the current best estimate by 10%
Mortality and morbidity rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 34,590	¥ 28,045
Mortality and morbidity rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 35,955	29,286
Discount rates [member] | Long term insurance contracts [member]
Disclosure of risk management [line items]
Sensitivity analysis of insurance contracts, description	if the discount rates were 50 basis points higher or lower than the current best estimate
Discount rates [member] | Long term insurance contracts [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 114,536	96,131
Discount rates [member] | Long term insurance contracts [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 131,732	108,946
Interest rate risk [member]
Disclosure of risk management [line items]
Interest rate description	if market interest rates were 50 basis points higher or lower with all other variables held constant
Interest rate risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 627	528
Pre-tax available-for-sale reserve in equity	13,906	9,854
Interest rate risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	627	528
Pre-tax available-for-sale reserve in equity	¥ 13,906	9,854
Equity price risk [member]
Disclosure of risk management [line items]
Description of equity securities prices	if the prices of all the Group’s equity securities had increased or decreased by 10% with all other variables held constant
Equity price risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	¥ 6,596	5,641
Pre-tax available-for-sale reserve in equity	45,939	38,559
Equity price risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	6,596	5,641
Pre-tax available-for-sale reserve in equity	¥ 45,939	38,559
Currency risk [member]
Disclosure of risk management [line items]
Interest rate description	if RMB had strengthened or weakened by 10% against US dollar, HK dollar, GB pound, EUR and other foreign currencies, with all other variables held constant
Actual exchange gains (losses)	¥ 119	67
Currency risk [member] | Bottom of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	339	1,013
Pre-tax available-for-sale reserve in equity	11,593	10,423
Currency risk [member] | Top of range [member]
Disclosure of risk management [line items]
Pre-tax profit for sensitivity analysis	339	1,013
Pre-tax available-for-sale reserve in equity	11,593	10,423
Liquidity risk [member]
Disclosure of risk management [line items]
Policyholder dividends declared	122,510	112,593
Estimated cash out flow upon surrendered of investment contract with DPF	64,445	61,178
Estimated cash out flow upon surrendered of investment contract without DPF	220,973	204,037
Liquidity risk [member] | Not later than one year [member]
Disclosure of risk management [line items]
Policyholder dividends declared	¥ 82,154	77,512
Quoted prices in active markets level 1 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	36.56%
Significant observable inputs level 2 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	41.77%
Significant unobservable inputs level 3 [member]
Disclosure of risk management [line items]
Percentage of assets measured at fair value on a recurring basis	21.67%
Unconsolidated structured entities that the Group has sponsored but does not have interest in [member]
Disclosure of risk management [line items]
Unconsolidated structured entities, size	¥ 686,989	600,223
Management service fee from unconsolidated structured entities	¥ 2,092	¥ 1,749